Condensed Consolidated Interim Statement of Changes in Equity Statement (Unaudited) - EUR (€) € in Millions	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings
Equity attributable to owners of parent at Dec. 31, 2017	€ 6,685.0	€ 5.0	€ 127.0	€ 287.0	€ (503.0)	€ 6,769.0
Profit after taxes	417.0					417.0
Other comprehensive income / (expense)	(18.0)				(18.0)
Total comprehensive income	399.0				(18.0)	417.0
Issue of shares during the period	8.0		8.0
Equity-settled share-based payment expense	7.0					7.0
Share-based payment tax benefits	(16.0)					(16.0)
Dividends	(253.0)					(253.0)
Equity attributable to owners of parent at Jun. 29, 2018	6,830.0	5.0	135.0	287.0	(521.0)	6,924.0
Equity attributable to owners of parent at Dec. 31, 2018	6,564.0	5.0	152.0	287.0	(552.0)	6,672.0
Profit after taxes	508.0					508.0
Other comprehensive income / (expense)	(15.0)				(15.0)
Total comprehensive income	493.0				(15.0)	508.0
Issue of shares during the period	15.0		15.0
Equity-settled share-based payment expense	8.0					8.0
Share-based payment tax benefits	2.0					2.0
Dividends	(290.0)					(290.0)
Own shares purchased under share buyback programme	457.0	0.1				457.0
Equity attributable to owners of parent at Jun. 28, 2019	€ 6,335.0	€ 5.0	€ 167.0	€ 287.0	€ (567.0)	€ 6,443.0